3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Financial Statement Preparation and Presentation

The accompanying consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and generally accepted accounting principles in the United States (“U.S. GAAP”).

As mentioned in Note 4, the Company is winding down its commercial vehicle sales, leasing and support business and its insurance agency business and therefore has classified them as discontinued operations. The results of discontinued operations have been reflected separately in the consolidated statements of operations as a single line item for all periods presented in accordance with U.S. GAAP.

In October 2016, the Company acquired 100% of the equity interest of Eastern Eagle and its subsidiaries from Smart Success. For all periods presented, the Company, Smart Success, and Eastern Eagle and its subsidiaries were all under the control of Mr. Li, this transaction was accounted for as a combination of commonly controlled entities and accounted for as if the acquisition had been consummated at the beginning of the earliest period presented, with no gain or loss being recognized. The acquired assets and liabilities of Eastern Eagle and its subsidiaries were recorded at carrying value. The consolidated and combined financial statements for all periods presented are retrospectively adjusted to reflect the acquisition under common control of Eastern Eagle and its subsidiaries.

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All significant inter-company balances and transactions have been eliminated in consolidation.

Reclassification

The Company has reclassified certain comparative amounts in the consolidated statements of operations for the year ended December 31, 2017 to conform to the current year’s presentation. The principal reclassifications are related to the provision for CeraVest loan products held by the investors being reclassified from the selling and marketing to marketing expense which is categorized separately on the income statement. The reclassification did not have an impact on the reported total assets, liabilities, stockholders’ equity and net income.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. The most significant estimates and related assumptions include the assessment of the provision for credit losses and accrued marketing expenses, the assessment of the impairment of tangible long-lived assets, and the assessment of the valuation allowance on deferred tax assets and uncertain tax position. Actual results could differ from these estimates.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash equivalents include all highly liquid debt instruments with original maturities of three months or less which are not securing any corporate obligations. As of December 31, 2018 and 2017, the majority of cash, including restricted cash, was in RMB on deposit in PRC financial institutions, which the management believes are of high credit quality.

Restricted Cash

As of December 31, 2018 and 2017, the restricted cash was RMB714 and RMB127,762, respectively. After the Company entered into an agreement with XWBank and implemented the custodian system on March 20, 2018, the uninvested cash balances in CeraVest customer accounts were no longer deposited in the Company’s bank account. Therefore, the restricted cash as of as of December 31, 2018 were mainly fixed-term bank deposits.

Loans, net

Loans, net primarily represent loans to CeraVest borrowers and loans to other borrowers, and related interest receivable, net of provision for credit losses that reflects the Company’s best estimate of the amounts that will not be collected.

Other financing Receivables

Other financing receivables represent financing transactions with CeraPay borrowers that would not be facilitated for funding by CeraVest investors.

Provision for Credit Losses

The allowance for credit losses, which includes the allowance for loans, long-term loans, net and other financing receivables represents management’s estimate of probable losses inherent in the Company’s internet-based and other business. The Company determines to collectively assess provision for credit losses based on homogeneous risk characteristics, combined with targeted analysis on certain large individual balances. The allowance attributed to these loans, long-term loans, net and other financing receivables is established via a process that estimates the probable losses inherent in the specific portfolio. For the loans and other financing receivables with similar risk characteristics and small outstanding balance, this process includes migration analysis in which historical delinquency and credit loss experience is applied to the current aging of the portfolio.

For loans with significant outstanding balance, the Company would apply impairment testing individually. Such loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impairment measurement is based on a combination of considerations including 1) the present value of expected future cash flows discounted at the loan’s effective interest rate and 2) the fair value of the collateral, if any.

The Company performs periodic and systematic detailed reviews of its loans and other financing receivables, to identify credit risks and to assess the overall collectability of those portfolios, and may adjust its estimates on allowance of credit losses when new circumstances arise.

Marketing expenses

Marketing expense, provided for the off-balance sheet loans which are held by third-party investors, represents management’s estimate of promotional cost for providing guarantee to the investors inherent in the Company’s internet-based business. In consideration of the same homogeneous risk characteristics, it shares the same estimation methodology as that used in “Provision for credit loss”. Reversal of the marketing expense occurs upon the underlying investments are ultimately collected by the Company, which was a result of successfully transferring those non-performing loans to third-parties buyers, after the Company first purchases the loans from the initial investors.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of loans and other financing receivables. Credit risk concentration with respect to these instruments is reduced because a large number of diverse customers over a wide geographic area make up the Company’s customer base.

Product Development Expense

Our product development expense includes the costs associated with the engineering and technical headcount responsible for product development, as well as their associated costs. It includes labor and facilities-related costs for employees responsible for research and development of our existing and new products and services, as well as depreciation and equipment-related expenses.

Property, Equipment and Leasehold Improvements, net

Property and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives. All depreciation is included in operating expenses on the accompanying consolidated statements of operations. Leasehold improvements are capitalized and amortized over the lesser of the life of the lease or the useful life of the related asset.

The estimated useful lives of property, equipment and leasehold improvements are as follows:

Useful life
Buildings	40 years
Equipment	5 - 10 years
Furniture and fixtures	5 - 10 years
Company automobiles	3 - 5 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives

Except for the leasehold improvements, all other assets are deemed to have a residual value of 5%.

Expenditures for major additions or improvements that extend the useful lives of assets are capitalized. Minor replacements, maintenance and repairs that do not improve or extend the lives of such assets are expensed as incurred.

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition where the fair value is lower than the carrying value, measurement of an impairment loss is recognized in the consolidated statements of operations for the difference between the fair value, using the expected future discounted cash flows, and the carrying value of the assets. No impairment of long-lived assets was recognized for the periods presented.

Fair Value of Financial Instruments

Financial instruments consist primarily of cash and cash equivalents, restricted cash, loans, other financing receivables, short-term bank borrowings, financing payables, related parties and long-term bank borrowings. The carrying amounts of the short-term financial instruments at December 31, 2018 and 2017 approximated their fair values because of their short maturities or existence of variable interest rates, which reflect current market rates. For long-term financial instruments, the carrying amount approximates its fair value since the interest rates applied to determine the carrying amount is close to the market interest rates for similar types of long-term instruments. When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information that the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, equity and net income or loss.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs are used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

As of December 31, 2018 and 2017, there were no assets or liabilities were measured and reported at fair value on a recurring basis.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Revenue Recognition

Management has adopted this standard effective January 1, 2018 using the modified-retrospective approach, in which case the cumulative effect of applying the standard would be recognized at the date of initial application.

In accordance with ASC Topic 606, revenues are recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Company performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company’s contracts with customers do not include variable consideration, significant financing component, nor any clause concerning with returns, refunds or other similar obligations. Currently, the Company recognizes revenue under ASC Topic 606 for each type of its performance obligation either over time or at a point in time as follows:

Facilitation Fee

Facilitation fee represents fees which the Company charges borrowers for matching their loan requests with investors on the CeraVest platform. These fees are charged by the Company in return for services including evaluating the borrower’s credit, examining the loan application and provided information, connecting investors to qualified borrowers, facilitating the execution of the loan between the parties through the CeraVest platform. Facilitation fee is variable depending on the types of loan products. These fees are deducted upfront from borrowers, are recognized at loans inception when facilitated successfully through CeraVest platform.

Service Charges

Service charges represent transaction fees charged on merchants for the offline vehicle-related purchases, between registered consumers and merchants, completed solely under CeraPay, in which the Company uses its self-owned capital to pay for the consumer and collect the repayment subsequently in full. Merchants are entitled to receive the sales proceeds net of the service charge. These fees are recognized upon the completion of the purchase. The Company does not have this revenue item to report beginning in the third quarter of 2018 due to the business transaction change to 30-day and 12-month installment loans and loans being completely facilitated through CeraVest.

Interest Income

Interest income is generated from loans and other financing receivables, recognized based on the effective interest rate method over the contract term. Company stops recognizing the interest income for any subsequent periods upon when a loan is in default.

Property lease and management

Minimum contractual rental income related to office leases are recognized on a straight-line basis over the terms of the respective leases. Straight-line rental revenue commences when the tenant assumes control of the leased premises. In accordance with the Company’s standard lease terms, rental payments are generally due on a monthly basis. Tenant recovery revenue includes payments from tenants as reimbursements for management fees and utilities, etc., which are recognized when the related expenses are incurred. Rental from office lease and tenant recovery revenue together is recorded as “Property lease and management.”

Revenues related to the Hotel are primarily related to rooms rentals, food and beverage sales, and are recognized on an accrual basis. For guest rooms, revenue is recognized when the rooms are occupied and the services are performed. Food and beverage revenues are recognized when the services are performed or products delivered to the customer. Deferred revenue consisting of deposits paid in advance is recognized as revenue when the services are performed for hotels and restaurants. Hotel revenue is also recorded as “Property lease and management.”

Other income

Other income mainly includes penalty and late fees, and gain from debt assignment. Penalty and late fees are charged to borrowers of loans and other financing receivables if they become delinquent in repaying. These fees are recognized at a point of time when collected from borrowers. Gain from debt assignment are the proceeds collected when a loan and all the associated rights and obligations is transferred from the Company to a third party. These proceeds are collected upon sales contract is signed at which point it is recognized. Promotional cash incentives are accounted for as reduction of revenue while the referral incentives are recorded as sales and marketing expense when used by the investors.

Below is the summary presenting the Company’s revenues disaggregated by products and services and timing of revenue recognition:

	Twelve Months Ended
	December 31,
	2018	2017
Facilitation Fee	658,686	231,709
Interest income	194,855	310,289
Service charges	19,396	201,386
Property lease and management	75,006	58,474
Hotel revenue	137,020	133,747
Debt assignment income	203,409	15,646
Other income	123,644	72,600
Total revenues	1,412,016	1,023,851

	Twelve Months Ended
	December 31,
	2018	2017
Revenue recognized over time	269,861	368,763
Revenue recognized at a point in time	1,142,155	655,088
Total revenues	1,412,016	1,023,851

Contract Balances

For the twelve months ended December 31, 2018, the Company did not have any significant incremental costs of obtaining contracts with customers incurred and/or costs incurred in fulfilling contracts with customers within the scope of ASC Topic 606, that shall be recognized as an asset and amortized to expenses in a pattern that matches the timing of the revenue recognition of the related contract. Other than the interest receivables of the 180-day loans held by the Company which are accrued by the Company but unbilled until the loans mature, amounted to RMB 9,256 as of December 31, 2018, the Company does not have any other contract assets (unbilled receivables) since revenue is recognized when the performance obligation is fulfilled and the payment from customers is not contingent on a future event.

Advances received from customers related to unsatisfied performance obligations are recorded as contract liabilities (advance from customers), which will be recognized as revenues upon the satisfaction of performance obligations through the transfer of related promised goods and services to customers.

The Company’s contract liabilities consist of advance from customers related to the deposits paid in advance for hotels accommodations and restaurants service, and rent paid in advance for leasing office. All contract liabilities are recognized when the services are performed for hotels and restaurants. Below is the summary presenting the movement of the Company’s contract liabilities for the twelve months ended December 31, 2018:

Advance from
Customers
RMB (’000)
Balance as of January 1, 2018	15,907
Revenue recognized from beginning contract liability balance	(11,843)
Advances received from customers related to unsatisfied performance obligations	12,637
Balance as of December 31, 2018	16,701

Allocation to Remaining Performance Obligations

The Company has elected to apply the practical expedient in paragraph ASC Topic 606-10-50-14 and did not disclose the information related to transaction price allocated to the performance obligations that are unsatisfied or partially unsatisfied as of December 31, 2018, because either the performance obligation of the Company’s contracts with customers has an original expected duration of one year or less or the Company has a right to consideration from a borrower or a customer in an amount that corresponds directly with the value to the borrower or the customer of the Company’s performance completed to date, therefore the Company may recognize revenue in the amount to which the Company has a right to invoice or collect.

Advertising

The Company expenses advertising costs as incurred. Advertising expenses totaled approximately RMB9,337, RMB5,516 and RMB2,747 for the years ended December 31, 2018, 2017 and 2016, respectively, and are included in selling and marketing expense in the accompanying consolidated statements of operations.

Value added Tax and Business Tax

In the PRC, before May 1st ,2018, value added tax (the “VAT”) of 17% on invoice amount was collected in respect of the sales of goods on behalf of tax authorities. After May 1st, 2018, the VAT has changed to 16%. The VAT collected is not revenue of the Company; instead, the amount is recorded as a liability on the balance sheet until such VAT is paid to the authorities.

Since May 2016, all entities that were originally subject to a business tax are subject to VAT only under the National VAT Reform Program launched by the People's Congress of PRC. For the tax rates applicable, those that were initially charged at 5% of business tax are now subject to a 6% VAT for a general VAT payer, or 3% for a small-scale VAT payer, for the Company’s PRC subsidiaries’ revenue from the internet-based business, rental income, hotel revenue, membership fee, interest from sales-type leases, management servicing fee, commission fee and revenues from tires, fuel and insurance financing services.

Income Taxes

Income taxes are accounted for using an asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in the applicable tax jurisdiction expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. Realization of the deferred tax asset is dependent on generating sufficient taxable income in future years.

The Company recognizes interest on non-payment of income taxes under requirement by tax law and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The tax returns of the Company’s PRC VIEs and subsidiaries are subject to examination by the relevant tax authorities.

The Company’s Chinese subsidiaries are subject to taxation in the PRC. The PRC income tax returns are generally not subject to examination by the tax authorities for tax years before 2012. With a few exceptions, the tax years 2012 to 2018 remain open to examination by tax authorities in the PRC.

Uncertain tax positions

The Company adopted the guidance on accounting for uncertainties in income taxes, which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Company’s uncertain tax positions and determining its provision for income taxes.

The Company has elected to classify interest related to an uncertain tax position (if and when required) to interest expense, and classify penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of operations. For the years ended December 31, 2018, 2017 and 2016, the Company did not have any significant interest and penalties associated with uncertain tax positions. As of December 31, 2018 and 2017, the Company did not have any significant unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months.

Segment Reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief executive officer (“CODM”), in deciding how to allocate resources and assessing performance. All of the Company’s sales are generated in the PRC and substantially all of the Company’s assets are located in the PRC. The Company’s operations consist of three reporting and operating segments, the internet-based business, property lease and management business and hotel business (Note 18).

Earnings (Loss) Per Share

The Company computes earnings (loss) per share (“EPS”) in accordance with generally accepted accounting principles. Companies with complex capital structures are to present basic and diluted EPS. Basic EPS is measured as the income (loss) available to ordinary shareholders divided by the weighted average ordinary shares outstanding for the period. For basic EPS, the weighted average number of shares outstanding for the period includes contingently issuable shares (i.e., shares issuable for little or no cash consideration upon the satisfaction of the conditions of a contingent stock agreement) as of the date that all necessary conditions have been met. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary stock. Ordinary shares issuable upon the conversion of the convertible preferred shares are included in the computation of diluted earnings per share on an “if-converted” basis when the impact is dilutive. The dilutive effect of outstanding ordinary share warrants and options are reflected in the diluted earnings per share by application of the treasury stock method when the impact is dilutive. Potential ordinary shares that have an anti-dilutive effect are excluded from the calculation of diluted EPS.

Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	Year ended December 31,
	2018	2017	2016
	RMB	RMB	RMB

Net income/(loss)	274,801	(8,382)	(12,270)
Weighted average number of common shares outstanding – Basic	48,604,738	47,271,473	47,113,656
Stock options	—	—	—
Weighted average number of common shares outstanding – Diluted	50,456,098	47,271,473	47,113,656
Loss per share
Basic	5.65	(0.18)	(0.26)
Diluted	5.45	(0.18)	(0.26)

Due to the gain from continued operations for the years ended December 31, 2018, 1,851,360 stock options were included into the calculation of diluted net earnings per share. Due to the loss from continued operations for the years ended December 31, 2017 and 2016, 4,369,527 and 4,655,384 stock options were excluded from the calculation of diluted net loss per share, respectively, because the effect would be anti-dilutive.

Foreign Currency Translation and Change in Reporting Currency

Starting from the second quarter of 2017, the Company changed its reporting currency from USD to RMB. The change in reporting currency was undertaken to reduce the effect of increased volatility of the RMB to USD exchange rate on the Company’s reported operating results and to increase comparability with its peer companies in China. The related financial statements prior to April 1, 2017 have been recast to RMB as if the financial statements originally had been presented in RMB since the earliest periods presented.

The Company’s operations are principally conducted through the subsidiaries and VIEs located in the PRC where RMB is the functional currency.

Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings as a component of general and administration expense.

Translations of amounts from RMB into USD are solely for the convenience of the reader and were calculated at the rate of USD1.00 = RMB6.8632 on December 31, 2018, representing the certificated exchange rate published by the People’s Bank of China’s Monetary Policy Division. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rate.

Share-Based Payments

The Company records all share-based payments grants of employee stock options to employees and non-employees in the financial statements based on their fair values on the grant date and amortizes to expense on a straight-line basis over the vesting period. The Company used the Black-Scholes option-pricing model to estimate the fair value of the options at the date of grant for both the 2009 incentive plan and the 2015 incentive plan. The Company used the binomial model to estimate the fair value of repriced options as the Company has reassessed the exercise pattern and determined that the Binomial Pricing model was a better model for estimating the fair values of the repriced options. The Company recognizes expenses related to share-based payments as part of general and administrative expense.

Recently Issued and Adopted Accounting Standards

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments - Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The amendments in this update require public business entities that are required to disclose fair value of financial instruments measured at amortized cost on the balance sheet to measure that fair value using the exit price notion consistent with Topic 820, Fair Value Measurement. The amendments in this update require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option. The amendments in this update require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or in the accompanying notes to the financial statements. Early application by public business entities to financial statements of fiscal years or interim periods that have not yet been issued or, by all other entities, that have not yet been made available for issuance of the following amendments in this update are permitted as of the beginning of the fiscal year of adoption: an entity should present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk if the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. There was no material impact of adoption of this guidance on the consolidated financial statements.

 In June 2016, the FASB issued ASU No. 2016-13, Financing Instruments-Credit Losses (Topic 326): Measure of Credit Losses on Financial Instruments. The amendments change the guidance on the impairment of financial instruments. The main objective of this Update is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. To achieve this objective, the amendments in this Update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. For public business entities that are U.S. Securities and Exchange Commission (SEC) filers, the amendments in this update are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. For all other public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. In November 2018, the FASB issued ASU No.2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses. The amendments align the implementation date for nonpublic entities’ annual financial statements with the implementation date for their interim financial statements and clarify the scope of the guidance in the amendments in Update 2016-13. The effective date and transition requirements for the amendments in this Update are the same as the effective dates and transition requirements in Update 2016-13, as amended by this Update. The Company is evaluating the impact of adopting ASU No. 2016-13and ASC No.2018-19 on the consolidated financial statements.

In February 2018, the FASB issued guidance to address the income tax accounting treatment of the tax effects within other comprehensive income due to the enactment of the Tax Cuts and Jobs Act (the “Tax Act”). This guidance allows entities to elect to reclassify the tax effects of the change in the income tax rates from other comprehensive income to retained earnings. The guidance is effective for periods beginning after December 15, 2018 although early adoption is permitted. In March 2018, the FASB issued ASU No. 2018-05, Income Tax (Topic 740) - Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118. This update adds SEC paragraphs pursuant to the SEC Staff Accounting Bulletin No. 118, which expresses the view of the staff regarding application of Topic 740, Income Taxes, in the reporting period that includes December 22, 2017 - the date on which the Tax Act was signed into law. There was no material impact of adoption of this guidance on the consolidated financial statements as the Company does not have any US entities nor US operations.

In June 2018, the FASB issued ASU No. 2018-07, Compensation-Stock Expense (Topic 718). The amendments in this Update expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from non-employees. The amendments in this ASU are effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. For all other companies, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than a company’s adoption date of Topic 606. According to ASU 2018-7, the Company should apply the requirements of Topic 718 to non-employee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The Company adopted new ASC 718 effective on January,1st, 2018, and do not have any material impact to the consolidated financial statements from ASU No. 2018-07.

In February 2016, the FASB issued ASU No. 2016-02, Leases. The new standard creates Topic 842, Leases, in the FASB Accounting Standards Codification (FASB ASC) and supersedes FASB ASC 840, Leases. ASU 2016-02 requires a lessee to recognize the assets and liabilities that arise from leases (operating and finance). However, for leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. For public business entities, the amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period.

In July 2018, the FASB issued ASU No. 2018-10, Codification Improvements to Topic 842, Leases. The amendments in this Update affect narrow aspects of the guidance issued in the amendments in Update 2016-02. The amendments in this Update related to transition do not include amendments from proposed Accounting Standards Update, Leases (Topic 842): Targeted Improvements, specific to a new and optional transition method to adopt the new lease requirements in Update 2016-02. For entities that early adopted Topic 842, the amendments are effective upon issuance of this Update, and the transition requirements are the same as those in Topic 842. For entities that have not adopted Topic 842, the effective date and transition requirements will be the same as the effective date and transition requirements in Topic 842.

In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvement. The amendments in this Update provide entities with an additional (and optional) transition method to adopt the new leases standard. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption consistent with preparers’ requests. Consequently, an entity’s reporting for the comparative periods presented in the financial statements in which it adopts the new leases standard will continue to be in accordance with current GAAP (Topic 840, Leases). An entity that elects this additional (and optional) transition method must provide the required Topic 840 disclosures for all periods that continue to be in accordance with Topic 840. The amendments do not change the existing disclosure requirements in Topic 840 (for example, they do not create interim disclosure requirements that entities previously were not required to provide).

In December 2018, the FASB issued ASU No.2018-20, Leases (Topic 842): Narrow-Scope Improvements for Lessors. The amendments in this Update related to:1. sales taxes and other similar taxes collected from lessees affect all lessors that elect the accounting policy election; 2. lessor costs affect all lessor entities that have lease contracts that either require lessees to pay lessor costs directly to a third party or require lessees to reimburse lessors for costs paid by lessors directly to third parties; the recognition of variable payments for contracts with lease and nonlease components affect all lessor entities with variable payments that relate to both lease and nonlease components. The effective date and transition requirements for the amendments in this Update for entities that have not adopted Topic 842 before the issuance of this Update are the same as the effective date and transition requirements in Update 2016-02 (for example, January 1, 2019, for calendar-year-end public business entities).

In March 2019, the FASB issued ASU No.2019-01—Leases (Topic 842): Codification Improvements. The amendments in this Update amend Topic 842, including the following items: 1. Determining the fair value of the underlying asset by lessors that are not manufacturers or dealers (Issue 1);2. Presentation on the statement of cash flows—sales-type and direct financing leases (Issue 2); 3. Transition disclosures related to Topic 250, Accounting Changes and Error Corrections (Issue 3). That Topic has different effective dates for public business entities and entities other than public business entities. According to this update, the effective date for the Company is for fiscal years beginning after December15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early application is permitted. An entity should apply the amendments as of the date that it first applied Topic 842, using the same transition methodology in accordance with paragraph 842-10-65-1(c). The Company will adopt the new ASC 842 effective on January 1st, 2019 and record cumulative effect adjustment as of January 1st, 2019. Company does not expect a significant effect on current accounting practice or a significant an administrative cost incurred by ASU No. 2018-10. In accordance with ASU No. 2018-11, the Company will adopt the new transition method and not adjust comparative periods.

In August 2018, the FASB issued ASU No.2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this Update modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in the Concepts Statement, including the consideration of costs and benefits. The amendments in this Update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this Update and delay adoption of the additional disclosures until their effective date. The Company is in the process of evaluating the impact of adoption of this guidance on the consolidated financial statements.

Recently issued ASUs by the FASB, are not expect to have significant impact on the Company’s consolidated results of operations or financial position.